As filed with the Securities and Exchange Commission on April 14, 2020

Securities Act No. 333-197810

Investment Company Act No. 811-22985

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 16	[X]
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 18	[X]

SMEAD FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

1001 Fourth Avenue, Suite 4305

Seattle, Washington 98154 (Address of Principal Executive Offices)

(877) 807-4122

(Registrant's Telephone Number, Including Area Code)

Cole W. Smead

1001 Fourth Avenue, Suite 4305

Seattle, Washington 98154 (Name and address of Agent for Service)

with copy to:

Pamela M. Krill, Esq.

Godfrey & Kahn, S.C.

833 East Michigan Street, Suite 1800

Milwaukee, WI 53202

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on _____________ pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on [ ] pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on _____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, Smead Funds Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Seattle and State of Washington on the 14th day of April, 2020.

SMEAD FUNDS TRUST

By:	/s/ Cole W. Smead
Cole W. Smead President and Chief Executive Officer

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

	/s/ Cole W. Smead Cole W. Smead	Trustee, President and Chief Executive Officer (Principal Executive Officer)	April 14, 2020

	/s/ William W. Smead* William W. Smead	Trustee and Chairman	April 14, 2020

	/s/ Steven J. LeMire Steven J. LeMire	Treasurer, Principal Financial Officer and Chief Compliance Officer (Principal Accounting Officer)	April 14, 2020

	/s/ Greg Demopulos**	Trustee	April 14, 2020
Greg Demopulos

	/s/ Peter M. Musser**	Trustee	April 14, 2020
Peter M. Musser

	/s/ Walter F. Walker**	Trustee	April 14, 2020
Walter F. Walker

	/s/ Nancy Zevenbergen**	Trustee	April 14, 2020
Nancy Zevenbergen

*By:	/s/ Cole W. Smead
Cole W. Smead As Attorney-in-Fact

*Pursuant to Power of Attorney incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 333-197810 and 811-22985) filed with the Securities and Exchange Commission on March 29, 2016.

**Pursuant to Power of Attorney incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 333-197810 and 811-22985) filed with the Securities and Exchange Commission on November 12, 2014.

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase